Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	12/31/2011

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.):		[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Richard C. Young & Co., Ltd.
Address:	98 William Street
		Newport, RI 02840

Form 13F File Number:	028-12215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Christopher Stack
Title:		Senior Vice President
Phone:		4018492137

Report Type

[x]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

Form 13F Summary Page

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	331,246 (x$1,000)

List of Other Included Managers:	None.

NAME ISS			TIT OF CL	CUS          	VAL x$1000	SHS 		INV DIS	OT MAN	VOT

ABB LTD				SPONSORED ADR	000375204	913		48,484(SH)	SLE	NO	NO
AT&T INC			COM		00206R102	4,306		142,378 (SH)	SLE	NO	NO
ATMOS ENERGY CORP		COM		049560105	5,399		161,875(SH)	SLE	NO	NO
BANK NOVA SCOTIA HALIFAX	COM		064149107	3,255		65,357 (SH)	SLE	NO	NO
BLACK HILLS CORP		COM		092113109	2,645		78,759 (SH)	SLE	NO	NO
BLACKROCK ENERGY & RES TR	COM		09250U101	5,662		231,562(SH)	SLE	NO	NO
BLACKROCK ENHANCED DIV ACHV	COM		09251A104       6,507		920,315(SH)	SLE	NO	NO
BLACKROCK REAL ASSET EQUITY	COM		09254B109	4,768		446,849(SH)	SLE	NO	NO
BLACKROCK ENH CAP & INC FD I	COM		09256A109	5,105		415,008(SH)	SLE	NO	NO
BUCKEYE PRTN LP 		UNT LTD PRTN	118230101	1,965		30,712(SH)	SLE	NO	NO
CALIFORNIA WTR SVC GROUP	COM		130788102	359		19,634(SH)	SLE	NO	NO
COCA COLA CO			COM		191216100	5,467		78,132(SH)	SLE	NO	NO
COLGATE PALMOLIVE CO		COM		194162103	2,628		28,444(SH)	SLE	NO	NO
COMPANHIA ENERGETICA DE MINA	SP ADR 		204409601	4,302		241,818(SH)	SLE	NO	NO
CURRENCYSHARES SWEDISH KRONA	SWEDISH KRONA	23129R108	536		3,709(SH)	SLE	NO	NO
CURRENCYSHARES SWISS FRC T	SWISS FRC SH	23129V109	4,948		47,080(SH)	SLE	NO	NO
DIAGEO PLC			SPON ADR NEW	25243Q205	4,730		54,110(SH)	SLE	NO	NO
DUKE ENERGY CORP NEW		COM		26441C105	5,898		268,072(SH)	SLE	NO	NO
FIRST TR ISE REVERE NAT GAS	COM		33734J102	6,718		369,310(SH)	SLE	NO	NO
HEINZ H J CO			COM		423074103	3,891		71,998(SH)	SLE	NO	NO
ISHARES INC			MSCI CDA INDEX	464286509	22,616		850,223(SH)	SLE	NO	NO
ISHARES INC			MSCI SWITZERLD	464286749	11,173		493,946(SH)	SLE	NO	NO
ISHARES INC			MSCI SWEDEN	464286756	401		15.932(SH)	SLE	NO	NO
ISHARES TR			S&P NA NAT RES	464287374	233		6,125(SH)	SLE	NO	NO
ISHARES TR			MSCI BRAZ SMCP	464289131	3,286		147,308(SH)	SLE	NO	NO
JOHNSON & JOHNSON		COM		478160104	5,151		 78,545(SH)	SLE	NO	NO
KIMBERLY CLARK CORP		COM		494368103	5,904		80,261(SH)	SLE	NO	NO
KINDER MORGAN ENRGY PRTN	UT LTD PRTN	494550106	4,589		 54,015(SH)	SLE	NO	NO
KRAFT FOODS INC			CL A		50075N104	4,820		129,011(SH)	SLE	NO	NO
MARKET VECTORS ETF TR		AGRIBUS ETF	57060U605	8,075		171,252(SH)	SLE	NO	NO
MARKET VECTORS ETF TR		BRAZL SMCP ETF	57060U613	1,530		41,994(SH)	SLE	NO	NO
MIDDLESEX WATER CO		COM		596680108	2,843		152,375(SH)	SLE	NO	NO
NEXTERA ENERGY INC		COM		65339F101	5,331		87,562(SH)	SLE	NO	NO
NORTHWEST NAT GAS CO		COM		667655104	4,502		93,933(SH)	SLE	NO	NO
NUSTAR ENERGY LP		UNIT COM	67058H102	2,565		45,279(SH)	SLE	NO	NO
PEPSICO INC			COM		713448108	2,311		 34,829(SH)	SLE	NO	NO
PIEDMONT NAT GAS INC		COM		720186105	4,775		 140,537(SH)	SLE	NO	NO
PLUM CREEK TIMBER CO INC	COM		729251108	3,243		 88,710(SH)	SLE	NO	NO
PROCTER & GAMBLE CO		COM		742718109	4,412		66,144(SH)	SLE	NO	NO
PROSHARES TR			PSHS ULSHT 7-10Y74347R313	10,844		355,410(SH)	SLE	NO	NO
RAYONIER INC			COM		754907103	4,079		 91,399(SH)	SLE	NO	NO
SPDR GOLD TRUST			GOLD SHS	78463V107	64,517		 424,483(SH)	SLE	NO	NO
SPDR DOW JONES INDL AVRG ETF	UT SER 1	78467X109	13,603		111,633(SH)	SLE	NO	NO
SELECT SECTOR SPDR TR		SBI INT-UTILS	81369Y886	11,795		327,829(SH)	SLE	NO	NO
STATOIL ASA			SPONSORED ADR	85771P102	4,856		189,595(SH)	SLE	NO	NO
SUNOCO LOGISTICS PRTNRS LP	COM UNITS	86764L108	2,575		65,363(SH)	SLE	NO	NO
TELE NORTE LESTE PART SA	SPON ADR PFD	879246106	936		98,469(SH)	SLE	NO	NO
TC PIPELINES LP			UT COM LTD PRT	87233Q108	2,928		61,724(SH)	SLE	NO	NO
UNILEVER PLC ADR		SPON ADR NEW	904767704	5,607		167,280(SH)	SLE	NO	NO
VANGUARD WORLD FDS		CONSUM STP ETF	92204A207	15,995		196,334(SH)	SLE	NO	NO
VECTREN CORP			COM		92240G101	5,226		172,877(SH)	SLE	NO	NO
VERIZON COMMUNICATIONS INC	COM		92343V104	5,697		141,988(SH)	SLE	NO	NO
XCEL ENERGY INC			COM		98389B100	4,826		174,614(SH)	SLE	NO	NO